Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	$	$	$	$
Voyage revenues (i)	1,439	8,564	9,418	17,555
Vessel operating expenses	(5,530)	(4,264)	(11,387)	(9,580)
General and administrative expenses (ii)	(3,230)	(2,355)	(7,329)	(4,462)
General and administrative expenses deferred and capitalized (iii)	(210)	—	(395)	(507)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership’s behalf.

(iii)
Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture, including pre-operation, engineering and financing-related expenses, of which $0.6 million and $0.6 million was reimbursed by the Bahrain LNG Joint Venture for the three and six months ended June 30, 2018, respectively ($0.4 million and $0.5 million for the three and six months ended June 30, 2017, respectively). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.